COMMITMENTS AND CONTINGENCIES - Lease liabilities under operating lease (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Maturity of lease liabilities
2023	$ 90,800
2024	54,718
Total lease payments	145,518
Amount of lease payments representing interest	(5,341)
Total present value of operating lease liabilities	140,177
Operating lease liabilities
Current portion	90,800	$ 423,124
Long-term portion	54,718	$ 237,848
Total	$ 145,518